BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

(the “Fund”)

Supplement dated May 25, 2017 to the

Statement of Additional Information dated May 1, 2017,

as amended or supplemented to date

Fund management has determined to make changes to the members of the Fund’s portfolio management team responsible for the equity portion of the Fund’s portfolio. The changes in the Fund’s portfolio management team will result in certain changes to the Fund’s investment strategies and risks. All of these changes are expected to become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Statement of Additional Information:

Change in the Fund’s Investment Strategies

The chart listing investments and investment strategies in the section of the Statement of Additional Information entitled “Investment Objectives and Policies” is amended to reflect that the Fund may invest in contracts for difference, as follows:

BlackRock Balanced Capital Portfolio
Contracts for Difference	X

Change in the Fund’s Portfolio Management Team

The section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Portfolio Manager Information — Other Portfolios and Accounts Managed — Balanced Capital Portfolio” is deleted in its entirety and replaced with the following:

Balanced Capital Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Raffaele Savi*	7	44	22	0	0	0
	$2.08 Billion	$14.48 Billion	$20.65 Billion	$0	$0	$0
Travis Cooke, CFA*	10	39	9	0	39	9
	$1.45 Billion	$10.00 Billion	$5.62 Billion	$0	$10.00 Billion	$5.62 Billion
Richard Mathieson*	5	48	23	0	0	0
	$1.77 Billion	$11.18 Billion	$19.54 Billion	$0	$0	$0
Philip J. Green	18	20	4	0	0	1
	$15.85 Billion	$3.73 Billion	$4.16 Billion	$0	$0	$1.70 Billion

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rick Rieder	10	15	2	0	0	1
	$47.30 Billion	$12.77 Billion	$502.0 Million	$0	$0	$241.0 Million
Bob Miller	13	11	1	0	0	0
	$48.15 Billion	$12.08 Billion	$625.6 Million	$0	$0	$0
David Rogal**	10	8	1	0	0	0
	$47.30 Billion	$9.93 Billion	$658.4 Million	$0	$0	$0

*	Information as of March 31, 2017.
**	Information as of February 28, 2017.

The second sentence of the paragraph in the section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

Information for Raffaele Savi, Travis Cooke and Richard Mathieson is as of March 31, 2017.

The section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Kemp, Stournaras and Burnside” is renamed “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Kemp, Savi, Cooke and Mathieson.”

The disclosure relating to the Fund in the table in the section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Kemp, Stournaras and Burnside” is deleted in its entirety and replaced with the following:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Raffaele Savi Travis Cooke, CFA Richard Mathieson	Balanced Capital Portfolio	No benchmarks

The section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Portfolio managers generally receive deferred BlackRock, Inc. stock awards as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest ratably over a number of years and, once vested, settle in BlackRock, Inc. common stock. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align their interests with long-term shareholder interests and motivate performance. Such equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For some portfolio managers, discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

The section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Portfolio Ownership” with respect to the Fund is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities of the Portfolio(s) Owned
Raffaele Savi*	Balanced Capital Portfolio	None
Travis Cooke, CFA*	Balanced Capital Portfolio	None
Richard Mathieson*	Balanced Capital Portfolio	None
Philip Green	Balanced Capital Portfolio	None
Rick Rieder	Balanced Capital Portfolio	None
Bob Miller	Balanced Capital Portfolio	None
David Rogal**	Balanced Capital Portfolio	None

*	Information as of March 31, 2017.
**	Information as of February 28, 2017.

The first paragraph of the section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Portfolio Manager Potential Material Conflicts of Interest” is deleted in its entirety and replaced with the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Portfolio. It should also be noted that Messrs. Chamby, Clayton, Cooke, Delbos, Garfin, Hogshire, Keenan, Koesterich, Kraeger, Mathieson, Mehta, Miller, Rieder, Rogal, Savi, Schoenhofen and Stattman may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Chamby, Clayton, Cooke, Delbos, Garfin, Hogshire, Keenan, Koesterich, Kraeger, Mathieson, Mehta, Miller, Rieder, Rogal, Savi, Schoenhofen and Stattman may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-SRSBC-0517SUP